Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Provision for credit losses
Provision for loan losses	SFr 15	SFr 75	SFr 60	SFr 90	SFr 96
Provision for lending-related and other exposures	10	6	13	16	25
Provision for credit losses	25	SFr 81	73	106	121
Bank
Provision for credit losses
Provision for loan losses				90	96
Provision for lending-related and other exposures				16	25
Provision for credit losses	SFr 25		SFr 73	SFr 106	SFr 121